SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9:-
SUBSEQUENT EVENTS

On July 23, 2015 (the "Closing Date"), the Company entered into a Securities Purchase Agreement (the "July 2015 Private Placement") with certain institutional and retail investors (the "Buyers") to raise approximately $1,500 in gross proceeds through the private placement of 5,000,263 shares of Common Stock, and series A warrants to purchase 2,500,135 shares of Common Stock (the "2015 Series A Warrants") and Series B Warrants to purchase 2,500,135 shares of Common Stock (the "2015 Series B Warrants"). Out of the above issuance, 750,000 shares of Common Stock, 375,000 2015 Series A Warrants and 375,000 2015 Series B Warrants were purchased by the Chief Financial Officer of the Company for gross proceeds of $225 and 40,000 shares of Common Stock, 20,000 2015 Series A Warrants and 20,000 2015 Series B Warrants were purchased by the Chief Executive Officer of the Company for gross proceeds of $12. The 2015 Series A Warrants are immediately exercisable at an exercise price of $0.35 per share and expire 12 months from the Closing Date. The 2015 Series B Warrants are immediately exercisable at an exercise price of $0.40 per share and expire 36 months from the Closing Date. The 2015 Series A and Series B Warrants are exercisable for cash or on a cashless basis if a registration statement covering the shares issuable upon exercise of the Warrants is unavailable.

With relation to the July 2015 Private Placement the Company's issuance costs were approximately $172 ($118 out of which related to placement agent). In addition, the Company agreed to grant to the placement agent 50,000 shares of Common Stock of the Company and to issue an aggregate of 874,456 warrants to the placement agent and to a selected dealer (the “Placement Agent Warrants”). The Company issued three types of Placement Agent Warrants, of which (i) the first will have an exercise price of $0.30 per share exercisable over a period of three years, (ii) the second will have an exercise price of $0.35 per share, exercisable over a period of one year; and (iii) the third will have an exercise price of $0.40 per share, exercisable over a period of three years. The Placement Agent Warrants are exercisable for cash or on a cashless basis and have similar registration rights as the Shares but also include piggyback registration rights.

The Company is required to file a registration statement for the resale of the shares and warrants shares issued in the July 2015 Private Placement within 60 days following the Closing Date and to use its reasonable best efforts to cause such registration statement to be declared effective within 75 days following the Closing Date (or 150 days following the Closing Date if the SEC determines to review the registration statement).

On August 4, 2015, the Company raised additional $43 in gross proceeds under the same terms and conditions of the July 2015 Private Placement and issued 143,600 shares of Common Stock, 2015 Series A Warrants to purchase 71,800 shares of Common Stock and 2015 Series B Warrants to purchase 71,800 shares of Common Stock.

The July 2015 Private Placement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement by adjusting the current exercise price of the warrants for the investors and placement agent from $0.64 to $0.51 and additional 1,414,379 and 269,332 shares became subject to such warrants, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with current exercise price of $0.53 was adjusted to $0.43 and additional 191,807 warrants were issued.

NOTE 12:-	SUBSEQUENT EVENTS

On February 25, 2015 (the "Closing Date"), the Company entered into a Securities Purchase Agreement (the "February 2015 Private Placement") with existing and new institutional and accredited investors (the "Buyers") to raise approximately $1.6 million in gross proceeds through the private placement of 9,064,222 shares of Common Stock, and series A warrants to purchase 2,266,057 shares of Common Stock (the "Series A Warrants") and series B warrants to purchase 2,266,057 shares of Common Stock (the "Series B Warrants"). Out of the above issuance, 1,150,000 shares of Common Stock, 287,500 Series A Warrants and 287,500 Series B Warrants were purchased by the chief financial officer of the Company for gross proceeds of $207. The Series A Warrants are immediately exercisable at an exercise price of $0.24 per share and expire 9 months from the Closing Date. The Series B Warrants are immediately exercisable at an exercise price of $0.30 per share and expire 36 months from the Closing Date. The Series A Warrants and Series B Warrants are eligible also for "cashless exercise" only if the underlying shares of Common Stock are not registered for resale. Such warrants contain standard anti-dilution protections clause and therefore will be classified as part of the Company’s stockholder’s deficiency. The Series B Warrants are callable by the Company for nominal consideration in the event that the share price of the Common Stock trades over $0.80 (adjusted for splits and the like) for 20 consecutive trading days.

With relation to the February 2015 Private Placement the Company entered into a finder’s fee agreement with a finder according to which the f inder shall receive a cash fee of approximately $43 and warrants to purchase 241,423, 60,356 and 60,356 shares of Common Stock with an exercise price of $0.20, $0.27 and $0.34, respectively and an exercise term of up to 3 years from the Closing Date.

The Company is required to file a registration statement for the resale of the shares and warrants shares issued in the February 2015 Private Placement within 60 days following the Closing Date and to use its reasonable best efforts to cause such registration statement to be declared effective within 75 days following the Closing Date (or 150 days following the Closing Date if the SEC determines to review the registration statement). The Company may incur liquidated damages if it does not meet the abovementioned registration obligations.

On March 16, 2015, the Company raised additional $400 in gross proceeds under the same terms and conditions of the February 2015 Private Placement and issued 2,222,222 shares of Common Stock, series A warrants to purchase 555,556 shares of Common Stock and series B warrants to purchase 555,556 shares of Common Stock. Out of the above issuance, 1,111,111 shares of Common Stock, 277,778 Series A Warrants and 277,778 Series B Warrants were purchased by one of the directors of the Company for gross proceeds of $200.

The February 2015 Private Placement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement by adjusting the current exercise price of the warrants for the investors and placement agent from $1.23 to $0.66 and additional 2,426,084 and 462,001 shares became subject to such warrants, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with current exercise price of $1.00 was adjusted to $0.55 and additional 347,028 warrants were issued (see also Note 10a).